Cover	Jul. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2025
Entity File Number	001-37678
Entity Registrant Name	SPI Energy Co., Ltd.
Entity Central Index Key	0001210618
Entity Tax Identification Number	20-4956638
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	94 Solaris Avenue, Camana Bay,
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	SPIEF
Entity Emerging Growth Company	false